Employees	12 Months Ended
Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Employees	13. EMPLOYEES No remuneration was paid to the Directors or other members of key personnel during the period ended.